As filed with the Securities and Exchange Commission on December 14, 1999
                                                                File No. 33-8982
                                                                ICA No. 811-4852

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                      Pre-Effective Amendment No. _____            [ ]
                       Post-Effective Amendment No. 57             [X]
                                       and
           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT [X]
                                     OF 1940
                                Amendment No. 58
                             The Victory Portfolios

           (Exact name of Registrant as Specified in Trust Instrument)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Address of Principal Executive Office)

                                 (800) 362-5365
                        (Area Code and Telephone Number)

                                    Copy to:
George Stevens, Esq.                         Carl Frischling, Esq.
BISYS Fund Services                          Kramer Levin Naftalis & Frankel LLP
3435 Stelzer Road                            919 Third Avenue
Columbus, Ohio 43219                         New York, New York 10022
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:


|_| Immediately upon filing pursuant to     |X| on December 15, 1999 pursuant to
    paragraph (b)                               paragraph (b)
|_| 60 days after filing pursuant to        |_| on (date) pursuant to paragraph
    paragraph (a)(1)                            (a)(1)
|_| 75 days after filing pursuant to        |_| on (date) pursuant to paragraph
    paragraph (a)(2)                            (a)(2) of rule 485.

If appropriate, check the following box:

       |X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

The purpose of this filing is solely to designate a new effective date for post-effective amendment no. 54 to The Victory Portfolios' registration statement on Form N-1A, filed electronically with the Securities and Exchange Commission on October 15, 1999. The prospectuses and statement of additional information of the funds included in that post-effective amendment no. 54 have not been amended and are incorporated by reference herein in their entirety.

                             Registration Statement
                                       of
                             THE VICTORY PORTFOLIOS
                                       on
                                    Form N-1A

PART C.OTHER INFORMATION

Item 23.

             Exhibits:
(a)(1)       Certificate of Trust (1)

(a)(2)(a)    Delaware Trust Instrument dated December 6, 1995, as amended. (2)

(a)(2)(b) Schedule A to Trust Instrument dated December 6, 1995, as amended August 17, 1999.

(b)          Bylaws, Amended and Restated as of August 28, 1998. (3)

(c) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (a)(2) above and in Article IV of the Bylaws referenced in Exhibit (b) above.

(d)(1)(a) Investment Advisory Agreement dated as of March 1, 1997 between Registrant and Key Asset Management Inc. ("KAM").(4)

(d)(1)(b) Schedule A to Investment Advisory Agreement dated as of March 1, 1997, as revised December 11, 1998.(5)

(d)(2)       Investment   Advisory   Agreement   dated  March  1,  1997  between
             Registrant and KAM regarding the Lakefront Fund and Real Estate Investment Fund. (6)
---------


(1) Filed as an Exhibit to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

(2) Filed as an Exhibit to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed electronically on February 26, 1998, accession number 0000922423-98-000264.

(3) Filed as an Exhibit to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A filed electronically on November 19, 1998, accession number 0000922423-98-001323.

(4) Filed as an Exhibit to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed electronically on July 29, 1998, accession number 0000922423-98-000725.

(5) Filed as an Exhibit to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A filed electronically on October 15, 1999, accession number 0000922423-99-001196.

(6) Filed as an Exhibit to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-001015.

(d)(3) Schedule A to the Investment Advisory Agreement between Registrant and KAM regarding the Lakefront Fund and Real Estate Investment Fund, as amended December 11, 1998, to include the Gradison Government Reserves Fund and Established Value Fund, as revised December 11, 1998.(5)

(d)(4) Investment Sub-Advisory Agreement dated March 1, 1997 between KAM and Lakefront Capital Investors, Inc. regarding the Lakefront Fund.
             (6)

(d)(5) Investment Advisory Agreement dated June 1, 1998 between Registrant and KAM regarding the International Growth Fund. (4)

(d)(6)       Portfolio   Management   Agreement   dated  June  1,  1998  between
             Registrant, KAM and Indocam International Investment Services, S.A. regarding the International Growth Fund.(7)

(e)(1) Distribution Agreement dated June 1, 1996 between Registrant and BISYS Fund Services Limited Partnership. (4)

(e)(2)       Schedule I to the  Distribution  Agreement,  as revised  August 17,
             1999.(5)

(f)          None.

(g)(1)(a)    Amended and Restated Mutual Fund Custody  Agreement dated August 1,
             1996  between   Registrant  and  Key  Trust  of  Ohio,  Inc.,  with
             Attachment B revised as of March 2, 1998. (4)

(g)(1)(b) Schedule A to the Mutual Fund Custody Agreement, as revised August 17, 1999. (5)

(g)(2)       Custody  Agreement  dated May 31, 1996 between Morgan Stanley Trust
             Company  and  Key  Trust   Company  of  Ohio.(8)

(h)(1)       Form of Broker-Dealer Agreement.(9)

(h)(2) Administration Agreement dated October 1, 1999 between Registrant and BISYS Fund Services Ohio, Inc. (5)

(h)(3)(a) Sub-Administration Agreement dated October 1, 1999 between BISYS Fund Services Ohio, Inc. and KAM. (5)

(h)(4)(a) Transfer Agency and Service Agreement dated July 12, 1996 between Registrant and State Street Bank and Trust Company. (4)

(h)(4)(b) Schedule A to the Transfer Agency and Service Agreement, as revised August 17, 1999. (5)
-------------

(7) Filed as an Exhibit to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed electronically on June 12, 1998, accession number 0000922423-98-000602.

(8) Filed as an Exhibit to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.

(9) Filed as an Exhibit to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.

(h)(5)(a) Fund Accounting Agreement dated June 1, 1999 between Registrant and BISYS Fund Services Ohio, Inc. (10)

(h)(6)       Purchase  Agreement is incorporated  herein by reference to Exhibit
             13(c)  to   Post-Effective   Amendment   No.   7  to   Registrant's
             Registration  Statement on Form N-1A filed on December 1, 1989.

(i)          Not  applicable.

(j)(1)       Consent of  PricewaterhouseCoopers  LLP.

(j)(2)       Consent of Kramer Levin Naftalis & Frankel LLP.

(k)          Not applicable.

(l)(1) Purchase Agreement dated November 12, 1986 between Registrant and Physicians Insurance Company of Ohio is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on November 13, 1986.

(l)(2) Purchase Agreement dated October 15, 1989 is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

(m)(1)(a)    Distribution  and Service  Plan dated June 5, 1995.  (4)

(m)(1)(b)    Distribution  and Service  Plan --  Schedule I dated May 11,  1999.
             (10)

(m)(2) Distribution Plan dated June 5, 1995 for Class B Shares of Registrant with Schedule I amended as of February 1, 1996. (6)

(m)(3)(a) Distribution and Service Plan dated December 11, 1998 for Class G Shares of Registrant.(11) (m)(3)(b) Schedule A to Distribution and Service Plan dated December 11, 1998 for Class G Shares of Registrant, as revised August 17, 1999. (5)

(m)(4)(a)    Shareholder   Servicing  Plan  dated  June  5,  1995.(3)

(m)(4)(b) Schedule I to the Shareholder Servicing Plan, as revised May 11, 1999. (10)

(m)(5)       Form  of  Shareholder  Servicing  Agreement.  (1)

(n)          Amended and Restated Rule 18f-3  Multi-Class  Plan as of August 17,
             1999.  (5)

--------

(10) Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A filed electronically on June 17, 1999, accession number 0000922423-99-000795.

(11) Filed as an Exhibit to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A filed electronically on January 26, 1999, accession number 0000922423-99-000059.

             Powers of Attorney  of Roger Noall and Frank A. Weil.  (12)

             Powers of Attorney of Leigh A. Wilson, Harry Gazelle, Thomas F. Morrissey, H. Patrick Swygert and Eugene J. McDonald. (2)

Item 24      Persons Controlled by or Under Common Control with Registrant.

             None.

Item 25      Indemnification

Article X, Section 10.02 of Registrant's Delaware Trust Instrument, as amended, incorporated herein as Exhibit (a)(2) hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

Section 10.02  Indemnification.

(a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

         (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

         (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

         (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

         (ii)  in  the  event  of  a   settlement,   unless  there  has  been  a
determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

----------------

(12) Filed as an Exhibit to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-14 filed electronically on February 3, 1998, accession number 0000922423-98-000095.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection
(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

Indemnification of the Fund's principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in Section V of the Distribution Agreement incorporated by reference as Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto,
Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(d) hereto, and Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(c) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26  Business and Other Connections of the Investment Adviser

KAM is the investment adviser to each Fund of The Victory Portfolios. KAM is a wholly-owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $83 billion as of September 30, 1999. KeyCorp is a leading financial institution doing business in 13 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. KAM and its affiliates have over $76 billion in assets under management, and provide a full range of investment management services to personal and corporate clients.

Lakefront Capital Investors, Inc. ("Lakefront"), sub-adviser of the Lakefront Fund, 127 Public Square, Cleveland, Ohio 44114, was incorporated in 1991.

Indocam International Investment Services, S.A. ("IIIS") serves as the sub-adviser to the International Growth Fund. IIIS and its advisory affiliates ("Indocam") are the global asset management component of the Credit Agricole banking and financial services group. IIIS is a registered investment adviser with the SEC and also serves as the investment adviser to the France Growth Fund and as sub-adviser for the BNY Hamilton International Equity Fund and the John Hancock European Equity Fund. Indocam has affiliates that are engaged in the brokerage business. The principal office of IIIS is 90 Blvd. Pasteur, 75730, Paris, CEDEX, 15 -- France.

To the knowledge of Registrant, none of the directors or officers of KAM, Lakefront, or IIIS, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of KAM also hold positions with KeyCorp or its subsidiaries.

The principal executive officers and directors of KAM are as follows:

Directors:
William G. Spears      o   Senior Managing Director and Chairman.
Richard J. Buoncore    o   Senior Managing Director, President and Chief
                           Executive Officer.
Bradley E. Turner      o   Senior Managing Director and Chief Operating Officer.
Anthony Aveni          o   Senior Managing Director and Chief Investment Officer
                           of Society Asset Management Division.
Vincent DeP.  Farrell  o   Senior  Managing  Director  and Chief Investment
                           Officer  of  Spears,  Benzak,  Salomon  & Farrell
                           Division.
Richard E. Salomon     o   Senior Managing Director.
Gary R. Martzolf       o   Senior Managing Director.

Other Officers:
Charles G. Crane       o   Senior Managing Director and Chief Market Strategist.
James D. Kacic         o   Chief Financial Officer, Chief Administrative
                           Officer, and Senior Managing Director.
William R. Allen       o   Managing Director.
Jeff D. Suhanic        o   Chief Compliance Officer.
Michael Foisel         o   Assistant Treasurer.
William J. Blake       o   Secretary.
Steven N. Bulloch      o   Assistant Secretary.  Also, Senior Vice President and
                           Senior Counsel of KeyCorp Management Company.
Kathleen A. Dennis     o   Senior Managing Director.

The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

The principal executive officer and director of Lakefront is:

Nathaniel  E. Carter   o  President  and Chief  Investment  Officer.

The business address of the foregoing individual is 127 Public Square, Cleveland, Ohio 44114.

The principal executive officers and directors of IIIS are as follows:

Jean-Claude Kaltenbach         o    Chairman
                                    and CEO.
Ian Gerald McEvatt             o    Director.    Claude Doumic    o    Director.
Didier Guyot de la Pommeraye   o    Director.    Charles Vergnot  o    Director.
Eric Jostrom                   o    Director.    Gerard Sutterlin o    Secretary
                                                                        General.

The business address of each of the foregoing individuals is 90 Blvd. Pasteur, 75730 Paris, CEDEX 15 -- France.

Item 27 Principal Underwriter

(a) BISYS Fund Services Limited Partnership (the "Distributor"), an affiliate of Registrant's administrator, also acts as the distributor for the following investment companies as of November 9, 1999.

Alpine Equity Trust                    Meyers Investment Trust
American Performance Funds             MMA Praxis Mutual Funds
AmSouth Mutual Funds                   M.S.D. & T. Funds
The BB&T Mutual Funds Group            Pacific Capital Funds
The Coventry Group                     Republic Advisor Funds Trust
ESC Strategic Funds, Inc.              Republic Funds Trust
The Eureka Funds                       Sefton Funds Trust
Fifth Third Funds                      SSgA International Liquidity Fund
Governor Funds                         Summit Investment Trust
Hirtle Callaghan Trust                 USAllianz Funds
HSBC Funds Trust and HSBC              USAllianz Funds Variable
  Mutual Funds Trust                     Insurance Products
The Infinity Mutual Funds, Inc.        Trust
INTRUST Funds Trust                    Valenzuela Capital Trust
Magna Funds                            Variable Insurance Funds
Mercantile Mutual Funds, Inc.          The Victory Variable Insurance Funds
Metamarkets.com                        Vintage Mutual Funds, Inc.

(b) Directors and officers of BISYS Fund Services, Inc., the general partner of the Distributor, as of November 9, 1999 were as follows:

Lynn Mangum         o    Director.
Dennis Sheehan      o    Director.
Kevin Dell          o    Vice President and Secretary.
William Tomko       o    Senior Vice President.
Michael Burns       o    Vice President.
Robert Tuch         o    Assistant Secretary.

None of the foregoing individuals holds any position with Registrant. The business address of each of these individuals is BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43215.

(c)    Not applicable.

Item 28. Location of Accounts and Records

(1)  Key Asset  Management Inc., 127 Public Square,  Cleveland,  Ohio 44114-1306
     (records   relating   to  its   functions   as   investment   adviser   and
     sub-administrator).

(2) Lakefront Capital Investors, Inc., 127 Public Square, Cleveland, Ohio 44114 (records relating to its function as investment sub-adviser for the Lakefront Fund only).

(3) Indocam International Investment Services, S.A., 9, rue Louis Murat, Paris, France 75008 (records relating to its function as investment sub-adviser for the International Growth Fund only).

(4) KeyBank National Association, 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its function as shareholder servicing agent).

(5) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and fund accountant).

(6) BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as distributor).

(7)  State  Street  Bank  and  Trust  Company,  225  Franklin  Street,   Boston,
     Massachusetts 02110-3875 (records relating to its function as transfer agent).

(8)  Boston  Financial  Data  Services,   Inc.,  Two  Heritage  Drive,   Quincy,
     Massachusetts   02171  (records  relating  to  its  functions  as  dividend disbursing agent and shareholder servicing agent).

(9) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as custodian and securities lending agent).

(10) Chase Manhattan Bank, 55 Water Street, Room 728, New York, New York 10041 (records relating to its function as sub-custodian of the Balanced Fund, Convertible Securities Fund, International Growth Fund, Lakefront Fund, and Real Estate Investment Fund).

Item 29  Management Services

         None.

Item 30  Undertakings

         None.

NOTICE

A copy of the Certificate of Trust of Registrant is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to Registrant's Registration Statement has been executed on behalf of Registrant by officers of, and Trustees of, Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

                                   SIGNATURES

              Pursuant to the requirements of the Securities Act and the Investment Company Act, Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on this 14th day of December 1999.

                                       THE VICTORY PORTFOLIOS

                                       By:/s/ Leigh A. Wilson
                                       ---------------------------------------
                                       Leigh A. Wilson, President and Trustee

              Pursuant  to  the   requirements   of  the  Securities  Act,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated:

        Signature                 Title                       Date
        ---------                 -----                       ----
/s/ Roger Noall           Chairman of the Board and     December 14, 1999
---------------           and Trustee
    Roger Noall

/s/ Leigh A. Wilson       Trustee                       December 14, 1999
-------------------
    Leigh A. Wilson
/s/ Joel B. Engle         Treasurer                     December 14, 1999
-----------------
    Joel B. Engle

/s/ Harry Gazelle*        Trustee                       December 14, 1999
-----------------------
    Harry Gazelle

/s/ Thomas F. Morissey*   Trustee                       December 14, 1999
-----------------------
    Thomas F. Morrissey

/s/ H. Patrick Swygert*   Trustee                       December 14, 1999
-----------------------
    H. Patrick Swygert

/s/ Frank A. Weil*        Trustee                       December 14, 1999
------------------
    Frank A. Weil

/s/ Eugene J. McDonald*   Trustee                       December 14, 1999
-----------------------
    Eugene J. McDonald

--------------------------------
*By:  /s/ Carl Frischling
Carl Frischling
Attorney-in-fact

                             THE VICTORY PORTFOLIOS

                                INDEX TO EXHIBITS

Item 23.

Exhibit Number


EX-99.j(a)         Kramer Levin Naftalis & Frankel LLP consent.
EX-99.j(b)         PricewaterhouseCoopers LLP consent.